Employee benefit expense	12 Months Ended
Dec. 31, 2022
Employee benefit expense
Employee benefit expense

A9. Employee benefit expense

Profit-sharing and bonus plans

The Group recognises a liability and an expense for bonuses and profit-sharing, based on calculations of achievements of financial performance targets and the best estimate of the obligation to employees related to personal performance criteria being achieved. A liability is recognised where a contractual obligation exists or where past practice indicates that there is a constructive obligation to make such payments in the future.

Holiday pay

Paid holidays are regarded as an employee benefit and as such are charged to the income statement as the benefits are earned. An accrual is made at the balance sheet date to reflect the fair value of holidays earned but not yet taken.

Termination benefits

Termination benefits are payable when an employment is terminated before the normal retirement date, or whenever an employee accepts voluntary redundancy in exchange for these benefits. The Group recognises termination benefits when it is demonstrably committed to either: terminating the employment of current employees according to a detailed formal plan without possibility of withdrawal; or providing termination benefits as a result of an offer made to encourage voluntary redundancy. Benefits falling due more than 12 months after the balance sheet date are discounted to present value where the effect of discounting is material.

	2022[2]	2021	2020
	£m	£m	£m
Wages and salaries[1]	1,582	1,225	1,141
Social security costs	154	138	129
Share-based payments	17	10	6
Pension costs:
– defined contribution plans	22	31	27
– defined benefit plans	2	1	2
	1,777	1,405	1,305
1.	Wages and salaries are net of any local government wage-related grants as disclosed in Note D5.

2.Including £41m staff costs reported as one-off and adjusting items (see note A7).

Monthly average number of people employed by the Group during the year:

	2022	2021	2020
	Number	Number	Number
Processing and service delivery	38,256	34,163	33,174
Sales and marketing	5,993	5,400	5,272
Administration and overheads	7,226	6,468	6,142
	51,475	46,031	44,588

Emoluments of the Directors of Rentokil Initial plc are detailed below.

	Highest
	paid	Other
	Director	Directors
	£000	£000
2020
Aggregate emoluments excluding share options	867.3	575.6
Aggregate gains made by Directors on exercise of share options	—	—
Aggregate amount receivable under long-term incentive schemes	3,187.9	1,325.6
Aggregate value of Company contributions to defined contribution pension schemes	—	—
	4,055.2	1,901.2
2021
Aggregate emoluments excluding share options	2,661.2	1,444.0
Aggregate gains made by Directors on exercise of share options	916.3	370.6
Aggregate amount receivable under long-term incentive schemes	3,340.0	145.9
Aggregate value of Company contributions to defined contribution pension schemes	—	—
	6,917.5	1,960.5
2022
Aggregate emoluments excluding share options	2,698.7	1,557.5
Aggregate gains made by Directors on exercise of share options	—	233.8
Aggregate amount receivable under long-term incentive schemes	831.9	380.3
Aggregate value of Company contributions to defined contribution pension schemes	—	—
	3,530.6	2,171.6

	2022	2021	2020
	Number	Number	Number
Number of Directors accruing retirement benefits
– defined contribution schemes	—	2	3
– defined benefit schemes	—	—	—
Number of Directors exercising share options[1]	1	2	2
Number of Directors receiving shares as part of long-term incentive schemes	2	2	3
1.	The highest paid Director exercised nil (2021: 163,625; 2020: nil) share options during the year.